UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First Trust Bank, Ltd.
Address:          P.O. Box N-7776
                  Lyford Cay, Nassau, Bahamas


Form 13F File Number: 028-12532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Betty A. Roberts
Title:           Chief Executive Officer
Phone:           (242) 362-4904


Signature, Place, and Date of Signing:

 /s/ Betty A. Roberts                   Nassau, Bahamas                8/11/08
-----------------------------           ------------------             -------
[Signature]                                 [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

28-06762                Bay Harbour Management, LC
28-11091                Hillman Capital Management, Inc.
28-10856                Riverside Advisors, LLC
28-1399                 Southeastern Asset Management, Inc.
28-7494                 Steinberg Global Asset Management, Ltd.
28-05601                Thomas White International, Ltd.
28-12440                Thunderstorm Capital, LLC
28-10411                Aegis Financial Corp.
28-01260                First Manhattan Co.
28-13078                Edinburgh Partners Ltd.


Please see Forms 13F filed by each of these Institutional Investment Managers for their holdings managed on behalf of this Manager.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      18
                                                  -----------------------

Form 13F Information Table Value Total:              $ 121,285 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                     First Trust Bank, Ltd.

                   Name of Reporting Manager
                  Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment  Other         Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion  Managers      Sole    Shared  None

AMERICAN INTL GROUP INC       COM       026874107     8,097        306,000     SH        SOLE               306,000
AU OPTRONICS CORP           SPONSORED
                              ADR       002255107     3,401        214,699     SH        SOLE               214,699
BANK OF AMERICA CORPORATION   COM       060505104     9,632        403,500     SH        SOLE               403,500
BANK OF NOVA SCOTIA
   HALIFAX                    COM       064149107     7,401        162,000     SH        SOLE               162,000
BLACKBOARD INC                COM       091935502     6,079        159,000     SH        SOLE               159,000
CAREER EDUCATION CORP         COM       141665109    12,579        861,000     SH        SOLE               861,000
CHINA LIFE INS CO LTD       SPON ADR
                             REP H      16939P106     4,491         86,070     SH        SOLE                86,070
CME GROUP INC                 COM       12572Q105     4,409         11,505     SH        SOLE                11,505
DR PEPPER SNAPPLE
   GROUP INC                  COM       26138E109     3,357        160,000     SH        SOLE               160,000
EBAY INC                      COM       278642103     2,186         80,000     SH        SOLE                80,000
GANNET INC                    COM       364730101    10,087        465,500     SH        SOLE               465,500
HARRY WINSTON DIAMOND CORP    COM       41587B100     4,462        155,000     SH        SOLE               155,000
ISHARES INC                   MSCI
                              JAPAN     464286848     6,933        556,000     SH        SOLE               556,000
LEGG MASON INC                COM       524901105     5,263        120,800     SH        SOLE               120,800
POSCO                       SPONSORED
                              ADR       693483109     3,893         30,000     SH        SOLE                30,000
SADIA SA                     SP ADR
                             PFD        786326108     5,181        242,800     SH        SOLE               242,800
TAIWAN SEMICONDUCTOR
     MFG LTD                SPONSORED
                              ADR       874039100    18,807      1,732,500     SH        SOLE             1,732,500
TRANSCANADA CORP              COM       89353D107     5,027        130,000     SH        SOLE               130,000